Business Acquisitions - Summary of Notes Payable in Business Combination (Detail) CAD in Millions	12 Months Ended
Dec. 31, 2017 CAD
Disclosure of Notes Payable in Business Combination [Abstract]
Balance, beginning of the year	CAD 122.4
Additions for acquisitions in the year	9.7
Other adjustments	(2.8)
Payments	(66.4)
Interest	1.0
Impact of foreign exchange	(5.1)
Total notes payable	CAD 58.8